Earnings Per Share (Calculation of Basic and Diluted Income Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Aug. 27, 2016	May 28, 2016	Feb. 27, 2016	Nov. 28, 2015	Aug. 29, 2015	May 30, 2015	Feb. 28, 2015	Nov. 29, 2014	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Earnings Per Share [Abstract]
Net income	$ 13,146	$ 14,438	$ 9,354	$ 8,558	$ 11,717	$ 11,502	$ 8,096	$ 9,895	$ 45,496	$ 41,210	$ 45,053
Weighted average shares outstanding									26,925	26,941	27,430
Net income per share - basic (in dollars per share)	$ 0.49	$ 0.54	$ 0.35	$ 0.32	$ 0.43	$ 0.43	$ 0.30	$ 0.37	$ 1.69	$ 1.53	$ 1.64
Dilutive impact of awards and options outstanding									108	110	115
Weighted average shares and potential dilutive shares outstanding									27,033	27,051	27,545
Net income per share - assuming dilution (in dollars per share)	$ 0.49	$ 0.53	$ 0.35	$ 0.32	$ 0.43	$ 0.43	$ 0.30	$ 0.37	$ 1.68	$ 1.52	$ 1.64